Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Accounts Payable, Interest-bearing		$ 250,000	$ 250,000
Maximum Deferrable Under Annual Incentive Award Percent		50.00%
Cash, FDIC Insured Amount		$ 250,000
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount		$ 216,000	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%
Scenario, Plan [Member]
Summary Of Significant Accounting Policies [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%